INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating losses	$ 4,000	$ 3,000
Valuation allowance	(4,000)	(3,000)
Total deferred tax assets